Consolidated Statements of Changes in Equity - USD ($)	Share Capital At-The-Market Offering	Share Capital Direct Offering	Share Capital Private Placement	Share Capital Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Share Capital	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Deficit	Equity Attributable to Equity Holders of the Corporation At-The-Market Offering	Equity Attributable to Equity Holders of the Corporation Direct Offering	Equity Attributable to Equity Holders of the Corporation Private Placement	Equity Attributable to Equity Holders of the Corporation Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Equity Attributable to Equity Holders of the Corporation	Equity Attributable to Non-controlling Interest	At-The-Market Offering	Direct Offering	Private Placement	Registered Direct Offering Priced At-the-market and Concurrent Private Placement	Total
Beginning balance at Mar. 31, 2020					$ 181,970,882	$ 3,997,402	$ 57,565,035	$ (15,530,981)	$ (125,039,932)					$ 102,962,406						$ 102,962,406
Beginning balance, shares at Mar. 31, 2020					2,838,233
Net loss for the period									(123,170,020)					(123,170,020)	$ (1,094,210)					(124,264,230)
Other comprehensive income (loss) for the period								6,963,875						6,963,875	(225,928)					6,737,947
Total comprehensive loss								6,963,875	(123,170,020)					(116,206,145)	(1,320,138)					(117,526,283)
Contributions by and distribution to equity holders
Share-based payment							9,885,138							9,885,138						9,885,138
Warrants in exchange of services rendered by non-employees						1,903,571								1,903,571						1,903,571
Share options exercised					$ 10,992,879		(3,513,919)							7,478,960						7,478,960
Share options exercised, shares					142,909
DSUs released					$ 98,093		(98,093)
DSUs released, shares					1,381
RSUs released, net of withholding taxes					$ 3,402,824		(4,119,959)							(717,135)						(717,135)
RSUs released, net of withholding taxes, shares					16,414
Restricted shares issued					$ 92,846		(92,846)
Restricted shares issued, shares					850
Shares issued during period, amount	$ 13,069,149	$ 12,017,902	$ 21,608,448	$ 45,769,954						$ 13,069,149	$ 12,017,902	$ 21,608,448	$ 45,769,954			$ 13,069,149	$ 12,017,902	$ 21,608,448	$ 45,769,954
Shares issued during period, shares	154,619	136,389	462,963	785,715												154,619
Business combinations					$ 17,595,505									17,595,505	23,497,694					41,093,199
Business combinations, shares					192,617
Total contributions by and distribution to equity holders					$ 124,647,600	1,903,571	2,060,321							128,611,492	23,497,694					152,109,186
Total contributions by and distribution to equity holders, shares					1,893,857
Ending balance at Mar. 31, 2021					$ 306,618,482	5,900,973	59,625,356	(8,567,106)	(248,209,952)					115,367,753	22,177,556					137,545,309
Ending balance, shares at Mar. 31, 2021					4,732,090
Net loss for the period									(43,029,506)					(43,029,506)	(4,733,182)					(47,762,688)
Other comprehensive income (loss) for the period								(384,432)						(384,432)						(384,432)
Total comprehensive loss								(384,432)	(43,029,506)					(43,413,938)	(4,733,182)					(48,147,120)
Contributions by and distribution to equity holders
Share-based payment							6,251,713							6,251,713						6,251,713
Warrants in exchange of services rendered by non-employees						178,917								178,917						178,917
RSUs released, net of withholding taxes					$ 6,639,592		(7,618,291)							(978,699)						(978,699)
RSUs released, net of withholding taxes, shares					51,095
Total contributions by and distribution to equity holders					$ 6,639,592	178,917	(1,366,578)							5,451,931						5,451,931
Total contributions by and distribution to equity holders, shares					51,095
Ending balance at Dec. 31, 2021					$ 313,258,074	6,079,890	58,258,778	(8,951,538)	(291,239,458)					77,405,746	17,444,374					94,850,120
Ending balance, shares at Dec. 31, 2021					4,783,185
Beginning balance at Mar. 31, 2021					$ 306,618,482	5,900,973	59,625,356	(8,567,106)	(248,209,952)					115,367,753	22,177,556					137,545,309
Beginning balance, shares at Mar. 31, 2021					4,732,090
Net loss for the period									(74,971,745)					(74,971,745)	(9,452,784)					(84,424,529)
Other comprehensive income (loss) for the period								752,943						752,943	(2,695)					750,248
Total comprehensive loss								752,943	(74,971,745)					(74,218,802)	(9,455,479)					(83,674,281)
Contributions by and distribution to equity holders
Share-based payment							7,816,845							7,816,845						7,816,845
Warrants in exchange of services rendered by non-employees						178,917								178,917						178,917
RSUs released, net of withholding taxes					$ 10,050,319		(11,461,834)							(1,411,515)						(1,411,515)
RSUs released, net of withholding taxes, shares					108,079
Shares issued during period, amount		$ 382,324									$ 382,324						$ 382,324
Shares issued during period, shares		714,287
Total contributions by and distribution to equity holders					$ 10,432,643	178,917	(3,644,989)							6,966,571						6,966,571
Total contributions by and distribution to equity holders, shares					822,366
Ending balance at Mar. 31, 2022					$ 317,051,125	6,079,890	55,980,367	(7,814,163)	(323,181,697)					48,115,522	12,722,077					60,837,599
Ending balance, shares at Mar. 31, 2022					5,560,829
Beginning balance at Sep. 30, 2021					$ 312,187,161	6,054,623	58,316,478	(9,283,612)	(276,230,443)					91,044,207	19,240,265					110,284,472
Beginning balance, shares at Sep. 30, 2021					4,779,141
Net loss for the period									(15,009,015)					(15,009,015)	(1,795,891)					(16,804,906)
Other comprehensive income (loss) for the period								332,074						332,074						332,074
Total comprehensive loss								332,074	(15,009,015)					(14,676,941)	(1,795,891)					(16,472,832)
Contributions by and distribution to equity holders
Share-based payment							1,013,795							1,013,795						1,013,795
Warrants in exchange of services rendered by non-employees						25,267								25,267						25,267
RSUs released, net of withholding taxes					$ 1,070,913		(1,071,495)							(582)						(582)
RSUs released, net of withholding taxes, shares					4,044
Total contributions by and distribution to equity holders					$ 1,070,913	25,267	(57,700)							1,038,480						1,038,480
Total contributions by and distribution to equity holders, shares					4,044
Ending balance at Dec. 31, 2021					$ 313,258,074	6,079,890	58,258,778	(8,951,538)	(291,239,458)					77,405,746	17,444,374					94,850,120
Ending balance, shares at Dec. 31, 2021					4,783,185
Beginning balance at Mar. 31, 2022					$ 317,051,125	6,079,890	55,980,367	(7,814,163)	(323,181,697)					48,115,522	12,722,077					60,837,599
Beginning balance, shares at Mar. 31, 2022					5,560,829
Net loss for the period									(33,893,698)					(33,893,698)	(10,395,940)					(44,289,638)
Other comprehensive income (loss) for the period								(6,725,131)						(6,725,131)						(6,725,131)
Total comprehensive loss								(6,725,131)	(33,893,698)					(40,618,829)	(10,395,940)					(51,014,769)
Contributions by and distribution to equity holders
Share-based payment							2,832,438							2,832,438						2,832,438
RSUs released, net of withholding taxes					$ 2,325,681		(1,509,727)							815,954						815,954
RSUs released, net of withholding taxes, shares					269,599
Shares issued during period, shares		5,154,083
Total contributions by and distribution to equity holders					$ 4,740,602	37,710	1,322,711							6,101,023						6,101,023
Total contributions by and distribution to equity holders, shares					6,217,563
Ending balance at Dec. 31, 2022					$ 321,791,727	6,117,600	57,303,078	(14,539,294)	(357,075,395)					13,597,716	2,326,137					15,923,853
Ending balance, shares at Dec. 31, 2022					11,778,392
Beginning balance at Sep. 30, 2022					$ 321,769,905	6,079,890	56,306,211	(14,307,804)	(358,363,505)					11,484,697	4,111,698					15,596,395
Beginning balance, shares at Sep. 30, 2022					8,516,894
Net loss for the period									1,288,110					1,288,110	(1,785,561)					(497,451)
Other comprehensive income (loss) for the period								(231,490)						(231,490)						(231,490)
Total comprehensive loss								(231,490)	1,288,110					1,056,620	(1,785,561)					(728,941)
Contributions by and distribution to equity holders
Share-based payment							1,005,455							1,005,455						1,005,455
RSUs released, net of withholding taxes					$ 21,822		(8,588)							13,234						13,234
RSUs released, net of withholding taxes, shares					52,941
Shares issued during period, shares		3,208,557
Total contributions by and distribution to equity holders					$ 21,822	37,710	996,867							1,056,399						1,056,399
Total contributions by and distribution to equity holders, shares					3,261,498
Ending balance at Dec. 31, 2022					$ 321,791,727	$ 6,117,600	$ 57,303,078	$ (14,539,294)	$ (357,075,395)					$ 13,597,716	$ 2,326,137					$ 15,923,853
Ending balance, shares at Dec. 31, 2022					11,778,392